Finance Costs	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Finance Costs
10	FINANCE COSTS

	2020	2019	2018
	Million	Million	Million
Interest for lease liabilities	2,806	3,052	—
Interest paid for short-term deposits received (note 37(a))	170	187	142
Others	20	7	2

	2,996	3,246	144